STOCK-BASED COMPENSATION (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Expiration period		10 years
Total intrinsic value of stock options outstanding	$ 12,016,000	$ 10,577,000
Total intrinsic value of stock options exercised during period	2,301,000	$ 461,000	$ 3,452,000
Unrecognized compensation expense	$ 0
PBF LLC [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued (in shares)				2,740,718
Exercise price per unit (in dollars per share)				$ 10.00
Warrants exercised in period (in shares)	0	0
Non-compensatory warrants outstanding (in shares)	32,719
PBF LLC [Member] | Series B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Vesting period	3 years
PBF LLC [Member] | Warrant [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Vesting period	3 years
Expiration period	10 years
PBF LLC [Member] | Employee Stock Option [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	33.30%
Expiration period	10 years
PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period (in shares)		1,638,075	1,792,000	1,899,500
PBF Energy [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated fair value, granted in period	$ 10,913,000	$ 11,346,000
Weighted average fair value per unit (in dollars per share)	$ 6.66	$ 6.33
Total intrinsic value of stock options outstanding	$ 56,656,000	$ 11,676,000
Total intrinsic value of stock options exercisable	23,655,000	3,914,000
Total intrinsic value of stock options exercised during period	2,365,000	$ 5,000
Unrecognized compensation expense	$ 21,809,000
PBF Energy [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period (in shares)	762,425	360,820	247,720
PBFX [Member] | Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 13,845,000	$ 12,693,000
Vesting period		4 years
Unrecognized compensation expense	$ 6,662,000	$ 5,855,000